Other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023
Current assets [Abstract]
Share issuance proceeds	$ 28,376	$ 1,581
Trade and other receivables	567	97
Provincial sales tax receivable	0	122
Goods and services tax receivable	6,924	4,743
Total other receivables	$ 35,867	$ 6,543